DERIVATIVES, Dedesignated Derivatives (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Instrument	Jun. 30, 2019 Contract	Dec. 31, 2019 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (55,845)		$ (27,943)
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (55,800)		$ (27,900)
Number of contracts matured | Contract		1
Number of contracts terminated | Contract		1
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	3
Contract notional amount	$ 15,007
Credit risk adjusted fair value	(975)
Dedesignated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ (240)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	3
Maturity date	Jun. 15, 2023
Contract notional amount	$ 15,007
Credit risk adjusted fair value	(928)
Accrued interest	(47)
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ (240)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rate	2.66%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rate	2.68%